Investment Objectives and Goals	Apr. 30, 2026
Kensington Managed Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	KENSINGTON MANAGED INCOME FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Kensington Managed Income Fund (the “Fund”) seeks total return which consists of income and capital appreciation.
Kensington Dynamic Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	KENSINGTON DYNAMIC ALLOCATION FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Kensington Dynamic Allocation Fund (the “Fund”) seeks capital gains.
Kensington Active Advantage Fund
Prospectus [Line Items]
Risk/Return [Heading]	KENSINGTON ACTIVE ADVANTAGE FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Kensington Active Advantage Fund (the “Fund”) seeks total return.
Kensington Defender Fund
Prospectus [Line Items]
Risk/Return [Heading]	KENSINGTON DEFENDER FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Kensington Defender Fund (the “Fund”) seeks capital preservation and total return. Total return consists of capital appreciation and income.
Class R Prospectus Member | Kensington Defender Fund
Prospectus [Line Items]
Risk/Return [Heading]	KENSINGTON DEFENDER FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Kensington Defender Fund (the “Fund”) seeks capital preservation and total return. Total return consists of capital appreciation and income.